Lease liabilities (Details 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 32,725	$ 31,427
Recoverable taxes	555	346
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	5,710	5,567
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	4,621	3,944
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	3,380	3,027
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,394	2,309
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,122	1,972
Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	14,498	$ 14,608
Previously Reported [Member] | Vessels [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	8,480
Recoverable taxes	255
Previously Reported [Member] | Vessels [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,813
Previously Reported [Member] | Vessels [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,000
Previously Reported [Member] | Vessels [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,141
Previously Reported [Member] | Vessels [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	491
Previously Reported [Member] | Vessels [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	340
Previously Reported [Member] | Vessels [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,695
Previously Reported [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	157
Recoverable taxes	14
Previously Reported [Member] | Others [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	93
Previously Reported [Member] | Others [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	40
Previously Reported [Member] | Others [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	19
Previously Reported [Member] | Others [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	5
After Readjustment [Member] | Vessels [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	936
After Readjustment [Member] | Vessels [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,498
Recoverable taxes	120
After Readjustment [Member] | Vessels [member] | Not later than one year [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	238
After Readjustment [Member] | Vessels [member] | Not later than one year [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	609
After Readjustment [Member] | Vessels [member] | Later than one year and not later than two years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	213
After Readjustment [Member] | Vessels [member] | Later than one year and not later than two years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	464
After Readjustment [Member] | Vessels [member] | Later than two years and not later than three years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	179
After Readjustment [Member] | Vessels [member] | Later than two years and not later than three years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	288
After Readjustment [Member] | Vessels [member] | Later than three years and not later than four years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	158
After Readjustment [Member] | Vessels [member] | Later than three years and not later than four years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	109
After Readjustment [Member] | Vessels [member] | Later than four years and not later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	131
After Readjustment [Member] | Vessels [member] | Later than four years and not later than five years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	18
After Readjustment [Member] | Vessels [member] | Later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	17
After Readjustment [Member] | Vessels [member] | Later than five years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	10
After Readjustment [Member] | Others [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,163
Recoverable taxes	73
After Readjustment [Member] | Others [Member] | Not later than one year [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	252
After Readjustment [Member] | Others [Member] | Later than one year and not later than two years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	156
After Readjustment [Member] | Others [Member] | Later than two years and not later than three years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	129
After Readjustment [Member] | Others [Member] | Later than three years and not later than four years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	107
After Readjustment [Member] | Others [Member] | Later than four years and not later than five years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	100
After Readjustment [Member] | Others [Member] | Later than five years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	419
After Readjustment [Member] | Platforms [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	18,264
After Readjustment [Member] | Platforms [member] | Not later than one year [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,546
After Readjustment [Member] | Platforms [member] | Later than one year and not later than two years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,539
After Readjustment [Member] | Platforms [member] | Later than two years and not later than three years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,461
After Readjustment [Member] | Platforms [member] | Later than three years and not later than four years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,368
After Readjustment [Member] | Platforms [member] | Later than four years and not later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,358
After Readjustment [Member] | Platforms [member] | Later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	10,992
After Readjustment [Member] | Properties [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,227
Recoverable taxes	93
After Readjustment [Member] | Properties [member] | Not later than one year [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	159
After Readjustment [Member] | Properties [member] | Later than one year and not later than two years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	209
After Readjustment [Member] | Properties [member] | Later than two years and not later than three years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	163
After Readjustment [Member] | Properties [member] | Later than three years and not later than four years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	156
After Readjustment [Member] | Properties [member] | Later than four years and not later than five years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	175
After Readjustment [Member] | Properties [member] | Later than five years [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 1,365